Debt (Details) - FaZe Clan Inc. [Member] - USD ($) $ in Millions		1 Months Ended			3 Months Ended	12 Months Ended
	May 01, 2020	Oct. 31, 2021	Dec. 31, 2020	Oct. 31, 2019	Aug. 31, 2021	Dec. 31, 2021	Oct. 30, 2021
2021 Cox Convertible Promissory Notes [Member]
Debt (Details) [Line Items]
Convertible promissory notes					$ 10.0
Equity securities percentage					50.00%
Gross proceeds					$ 15.0
Aggregate principal amount					$ 5.0
Purchase of additional units		$ 5.0
Outstanding debt						$ 250.0
Number of shares outstanding						$ 25.0
Interest accrued, percentage						10.00%
2021 Convertible Promissory Note [Member]
Debt (Details) [Line Items]
Interest accrued, percentage					4.00%
Promissory notes					$ 0.7
Conversion price, percentage					90.00%
Enterprise value					$ 250.0
2020 Secured Convertible Note Purchase Agreement and Secured Convertible Promissory Note [Member]
Debt (Details) [Line Items]
Purchase of additional units			$ 36.7
Secured convertible promissory notes			91.7
Investors total			$ 55.0
Purchase agreement description						(i) an initial public offering, (ii) a transaction or series of related transactions pursuant to which more than 50% of the Company’s equity securities come to be owned by an unrelated third party or (iii) the sale of all or substantially all of the assets of the Company (a “Liquidity Event”). The Notes are convertible, at the investor’s election, into shares of common stock or shares of the series or class of capital stock (“Conversion Shares”) sold in a private round of equity financing consummated after January 1, 2021 that result in gross proceeds of at least $15.0 million (a “CPH Qualified Financing”). The conversion price is equal to the imputed pre-money enterprise value of the Company with respect to the CPH Qualified Financing divided by the total number of shares of capital stock then currently issued and outstanding, calculated on an as-exercised, as-converted, fully diluted basis, but excluding shares of capital stock of the Company issuable to the investor upon conversion of the Notes. The conversion price is subject to adjustment in the event the Company’s enterprise value is greater than $250.0 million at the time of conversion.
Bear interest rate						10.00%
2020 Secured Convertible Note Purchase Agreement and Secured Convertible Promissory Note [Member] | Minimum [Member]
Debt (Details) [Line Items]
Combined common stock shares (in Shares)							523,763
2020 Secured Convertible Note Purchase Agreement and Secured Convertible Promissory Note [Member] | Maximum [Member]
Debt (Details) [Line Items]
Combined common stock shares (in Shares)							4,800,000
Two Zero Two Zero Convertible Promissory Notes [Member]
Debt (Details) [Line Items]
Convertible promissory notes						$ 2.5
Bear interest percentage			4.00%
Two Zero Two Zero Convertible Promissory Notes [Member] | Minimum [Member]
Debt (Details) [Line Items]
Total shares of capital stock						200.0
Two Zero Two Zero Convertible Promissory Notes [Member] | Maximum [Member]
Debt (Details) [Line Items]
Total shares of capital stock						$ 250.0
Two Zero Two Zero Paycheck Protection Program Loan (“PPP Loan”) [Member]
Debt (Details) [Line Items]
Bear interest percentage	1.00%
Business administration principal amount	$ 1.1
Two Zero One Nine Term Loan Facility (“Term Loan”) [Member]
Debt (Details) [Line Items]
Loan amount				$ 30.0
Loan matures				24 months
Interest loan percentage				4.05%
Common stock value issued				$ 0.1